Note 19 - Tax assets and liabilities - Secured tax assets (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pensions [Member]
Secured Tax Assets Line Items
Secured Tax Assets deferred taxes	€ 1,924,000,000	€ 1,924,000,000	€ 1,924,000,000
Impairment Losses [Member]
Secured Tax Assets Line Items
Secured Tax Assets deferred taxes	7,437,000,000	7,439,000,000	7,439,000,000
Total Member
Secured Tax Assets Line Items
Secured Tax Assets deferred taxes	€ 9,361,000,000	€ 9,363,000,000	€ 9,363,000,000